Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock [Member]
Schedule of restricted stock award and non-employee stock option activity
Beginning balance	10,855,000
Granted
Forfeited, during the period	(480,000)
Vested	(500,000)
Ending balance	10,325,000
Weighted average grant date fair value, Beginning balance	$ 0.56
Weighted average grant date fair value, Granted
Weighted average grant date fair value, Vested	$ 0.52
Weighted average grant date fair value, Forfeited	$ 0.61
Weighted average grant date fair value, Ending balance	$ 0.56
Non-Employee Restricted Stock Awards [Member]
Schedule of restricted stock award and non-employee stock option activity
Beginning balance	1,125,000
Granted
Vested	(50,000)
Ending balance	1,075,000
Weighted average grant date fair value, Beginning balance	$ 0.42
Weighted average grant date fair value, Granted
Weighted average grant date fair value, Vested	$ 0.61
Weighted average grant date fair value, Ending balance	$ 0.42